Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Total Payments
Total	$ 6.3	$ 6.3
Eagle Ford Shale Texas [Member]
Total	$ 6.3	$ 6.3